Structured entities - Unconsolidated Structured Entities, Total Assets (Details) - GBP (£) £ in Billions	Dec. 31, 2025	Dec. 31, 2024
Securitisation vehicles
STRUCTURED ENTITIES (Details) [Line Items]
Total assets of structured entities	£ 4	£ 5